Summary of Significant Accounting Policies - Schedule of assumptions used for valuation (Details)	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (in years)	2 years	3 years	3 years
Fair value of underlying shares (in dollars per share)	$ 19.02	$ 3.00	$ 2.12
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input (as a percent)	0.550	0.550	0.550
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input (as a percent)	0.025	0.020	0.015
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input (as a percent)	0.000	0.000	0.000